Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2020	Mar. 31, 2021	Dec. 31, 2019
Summary of Significant Accounting Policies (Textual)
Cash equivalents	$ 0		$ 0
Unrecognized tax benefits	0
Amounts accrued for interest and penalties	0
Aggregate of shares of common stock were subject to forfeiture			787,500
Purchase of common stock	12,384,000
Federal Depository Insurance	$ 250,000
Expected term of warrants	5 years	5 years
Dividend yield	0.00%
Minimum [Member]
Summary of Significant Accounting Policies (Textual)
Income tax, percentage	30.00%
Maximum [Member]
Summary of Significant Accounting Policies (Textual)
Income tax, percentage	50.00%